Segment Information (Schedule of Schedule of Revenues Earned from Customers and Property, Plant and Equipment by Geographical Areas) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 171,760	$ 181,193	$ 170,756
Net Property, Plant & Equipment	127,315	130,128	131,473
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	155,899	161,689	154,795
Net Property, Plant & Equipment	121,208	122,567	123,457
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,387	6,536	4,073
Net Property, Plant & Equipment	1,152	1,854	1,634
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,862	3,198	3,100
Net Property, Plant & Equipment	3,530	3,648	3,467
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,807	2,797	2,724
Net Property, Plant & Equipment	694	1,057	1,213
All other Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,679	3,219	3,055
Net Property, Plant & Equipment	485	544	1,217
Asia/Pacific Rim
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,322	2,793	2,214
Net Property, Plant & Equipment	203	390	408
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	804	961	795
Net Property, Plant & Equipment	$ 43	$ 68	$ 77